6. Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	$ 2,240,400	$ 1,787,053	$ 1,260,488
Administrative and selling expenses	651,168	445,412	371,485
Compensation to employees
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	878,089	688,891	496,273
Administrative and selling expenses	327,983	219,629	191,172
Other long-term employee benefits
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	26,270	22,859	20,828
Administrative and selling expenses	4,211	4,039	3,680
Depreciation of property, plant and equipment
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	277,445	200,703	156,559
Administrative and selling expenses	111	0	0
Amortization of intangible assets
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	31,114	31,134	26,816
Administrative and selling expenses	0	0	0
Purchase of energy and power
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	78,781	22,797	36,124
Administrative and selling expenses	0	0	0
Fees and compensation for services
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	194,120	147,529	89,578
Administrative and selling expenses	168,624	66,014	45,629
Maintenance expenses
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	363,199	352,914	197,581
Administrative and selling expenses	25,178	41,547	38,883
Consumption of materials and spare parts
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	112,956	140,329	78,725
Administrative and selling expenses	0	0	0
Insurance
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	139,473	124,956	67,009
Administrative and selling expenses	1,794	550	256
Levies and royalties
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	133,212	50,759	89,151
Administrative and selling expenses	0	0	0
Taxes and assessments
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	3,664	2,755	464
Administrative and selling expenses	29,399	24,270	29,529
Tax on bank account transactions
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	0	0	0
Administrative and selling expenses	84,232	77,954	55,084
Corporate expenses
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	0	0	0
Administrative and selling expenses	0	4,685	0
Others
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	2,077	1,427	1,380
Administrative and selling expenses	$ 9,636	$ 6,728	$ 7,252